SHORT-TERM NOTE AND LINES OF CREDIT (Details Narrative) - USD ($)	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Extraco Bank
Interest rate	5.00%
Line of credit balance	$ 372,675	$ 372,675	$ 372,675
Additional line of credit	$ 200,000
Additional Lines of Credit Extraco Bank
Interest rate	5.00%
Line of credit balance	$ 177,778	177,778	177,778
Capital One Bank
Line of credit balance	9,580	9,580	9,580
Additional line of credit	$ 50,000
Description of line of credit	The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 29.15%
Chase Bank
Line of credit balance	$ 10,237	$ 10,237	$ 10,237
Additional line of credit	$ 25,000
Description of line of credit	The line of credit bears an interest rate of prime plus 10 basis points, which totaled 13.25%